Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Variable Insurance Fund—Equity Index Portfolio	53,979,663	1,972,417
Vanguard Extended Market Index Fund Admiral Shares	4,917,901	337,909
Total Investment Companies (Cost $2,264,600)		2,310,326
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.943% (Cost $1)	7	1
Total Investments (100.0%) (Cost $2,264,601)		2,310,327
Other Assets and Liabilities-Net (0.0%)		888
Net Assets (100%)		2,311,215
Cost rounded to $000.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At March 31, 2020, 100% of the market value of the portfolio's investments was determined based on
Level 1 inputs.

Total Stock Market Index Portfolio

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					March 31,
	2019		from	Realized	Change in		Capital Gain	2020
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Extended
Market Index Fund	449,314	48,827	24,608	5,968	(141,592)	614	—	337,909
Vanguard Market
Liquidity Fund	13	NA1	NA1	(1)	—	2	—	1
Vanguard Variable
Insurance Fund—
Equity Index Portfolio	2,307,447	307,692	65,479	27,017	(604,260)	41,442	48,616	1,972,417
Total	2,756,774	356,519	90,087	32,984	(745,852)	42,058	48,616	2,310,327

1 Not applicable—purchases and sales are for temporary cash investment purposes.